UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY
ONE LINCOLN STREET, P.O. BOX 5049
BOSTON, MA 02111-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
The Taiwan Fund, Inc. State Street Bank and Trust Company Attention: Brian F. Link, Secretary 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code:  (877) 864-5056

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2014 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)

COMMON STOCKS – 97.6%
CHEMICALS — 1.2%
Chemical Industry — 1.2%
China Steel Chemical Corp.	415,000	2,065,110
TOTAL CHEMICALS		2,065,110

CONSUMER DISCRETIONARY — 6.6%
Auto Components Industry — 1.6%
Cub Elecparts, Inc.	105,804	1,041,031
Hota Industrial Manufacturing Co., Ltd.	881,933	1,607,271
Macauto Industrial Co., Ltd.	48,000	167,510
		2,815,812

Hotels, Restaurants and Leisure Industry — 0.6%
TTFB Co., Ltd.	112,000	959,044

Leisure Products Industry — 0.3%
Topkey Corp.	123,000	449,115

Leisure Time Industry — 1.4%
KMC Kuei Meng International, Inc.	116,000	481,655
Merida Industry Co., Ltd.	281,000	1,924,937
		2,406,592

Multiline Retail Industry — 1.8%
Poya Co., Ltd.	335,440	2,530,907
Taiwan FamilyMart Co., Ltd.	92,000	587,123
		3,118,030

Textile Industry — 0.9%
Eclat Textile Co., Ltd.	155,000	1,545,117
TOTAL CONSUMER DISCRETIONARY		11,293,710

ELECTRONICS — 17.7%
Communications and Internet Industry — 1.0%
Wistron NeWeb Corp.	891,460	1,734,095

Computer and Peripheral Equipment Industry — 1.8%
Advantech Co., Ltd.	456,778	3,129,071

Electronic Parts/Components Industry — 1.4%
King Slide Works Co., Ltd.	184,000	2,378,221

Optoelectronics Industry — 2.2%
Largan Precision Co., Ltd.	48,000	3,699,168

Semiconductor Industry — 11.3%
CHIPBOND Technology Corp.	1,211,000	2,253,933
Taiwan Semiconductor Manufacturing Co., Ltd.	3,729,000	17,049,956
		19,303,889
TOTAL ELECTRONICS		30,244,444

ENERGY — 1.0%
Oil Gas and Electricity Industry General Industry — 1.0%
Gigasolar Materials Corp.	116,800	1,805,923
TOTAL ENERGY		1,805,923

FINANCE — 17.8%
Diversified Finance Services Industry — 6.6%
Chailease Holding Co., Ltd.	1,402,000	3,601,551
China Development Financial Holding Corp.	6,899,000	2,209,196
E. Sun Financial Holding Co., Ltd.	3,974,165	2,516,960
Mega Financial Holding Co., Ltd.	1,732,000	1,410,337
SinoPac Financial Holdings Co., Ltd.	3,586,000	1,506,358
		11,244,402

Financial and Insurance Industry — 11.2%
Cathay Financial Holding Co., Ltd.	3,905,600	6,297,421
China Life Insurance Co., Ltd.	1,779,200	1,489,014
CTBC Financial Holding Co., Ltd.	5,558,749	3,780,973
Fubon Financial Holding Co., Ltd.	3,491,000	5,719,160
Ruentex Development Co., Ltd.	1,195,000	1,863,115
		19,149,683
TOTAL FINANCE		30,394,085

FOODS — 1.8%
Food Industry — 0.5%
Uni-President Enterprises Corp.	545,380	881,137

Food Products Industry — 1.3%
Grape King Bio Ltd.	208,000	863,656
Green Seal Holding Ltd.	312,700	1,338,808
		2,202,464
TOTAL FOODS		3,083,601

HEALTHCARE — 1.0%
Health Care Equipments & Supplies Industry — 0.6%
Intai Technology Corp.	201,000	1,058,664

Healthcare Industry — 0.4%
St. Shine Optical Co., Ltd.	47,000	723,661
TOTAL HEALTHCARE		1,782,325

INDUSTRIALS — 13.1%
Airlines Industry — 0.6%
China Airlines Ltd. *	1,145,000	482,826
Eva Airways Corp. *	867,000	560,304
		1,043,130

Electrical Components Industry — 6.4%
Delta Electronics, Inc.	786,000	4,749,398
ILI Technology Corp.	904,000	2,094,411
Pegatron Corp.	962,000	2,231,896
Teco Electric and Machinery Co., Ltd.	1,758,000	1,823,469
		10,899,174

Machinery Industry — 6.1%
Airtac International Group	229,000	2,068,196

The accompanying notes are an integral part of the schedule of investments.

Schedule of Investments/November 30, 2014 (Showing Percentage of Net Assets) (unaudited) (continued)

	SHARES	US $ VALUE (NOTE 2)

INDUSTRIALS —(continued)
Hiwin Technologies Corp.	130,760	1,098,557
Iron Force Industrial Co., Ltd.	344,000	1,267,179
Nak Sealing Technologies Corp.	342,000	1,171,403
Sumeeko Industries Co., Ltd.	325,450	1,083,168
TSC Auto ID Technology Co., Ltd.	117,000	861,976
TURVO International Co., Ltd.	483,468	1,410,685
Yungtay Engineering Co., Ltd.	663,000	1,523,202
		10,484,366
TOTAL INDUSTRIALS		22,426,670

INFORMATION TECHNOLOGY — 31.0%
Communications and Internet Industry — 0.7%
Sercomm Corp.	578,000	1,199,050

Computer and Peripheral Equipment Industry — 1.8%
Axiomtek Co., Ltd.	618,000	1,357,913
Posiflex Technology, Inc.	339,000	1,621,197
		2,979,110

Electrical Components Industry — 2.2%
Au Optronics Corp.	5,266,000	2,484,323
Compeq Manufacturing Co., Ltd.	2,184,000	1,259,695
		3,744,018

Electronic Equipment & Instruments Industry — 1.8%
Chroma ATE, Inc.	866,000	2,339,368
DYNACOLOR, Inc.	319,000	721,545
		3,060,913

Electronic Parts/Components Industry — 7.4%
Hon Hai Precision Industry Co., Ltd.	4,049,640	12,692,950

Semiconductor Industry — 12.1%
Advanced Semiconductor Engineering, Inc.	3,653,000	4,432,350
ASPEED Technology, Inc.	138,304	1,152,999
Epistar Corp.	374,000	703,346
MediaTek, Inc.	433,000	6,506,018
Novatek Microelectronics Corp. Ltd.	366,000	2,069,634
Parade Technologies Ltd.	53,000	518,911
Powertech Technology, Inc. *	918,000	1,533,585
Sino-American Silicon Products, Inc. *	1,527,000	2,373,332
United Microelectronics Corp. *	3,305,000	1,468,414
		20,758,589

Software & Services Industry — 0.6%
Addcn Technology Co., Ltd.	88,000	1,063,478

Technology Hardware Industry — 4.4%
ARBOR Technology Corp.	515,363	832,641
Asustek Computer, Inc.	177,000	1,927,425
Catcher Technology Co., Ltd.	287,000	2,429,728
Ennoconn Corp.	317,000	2,304,710
		7,494,504
TOTAL INFORMATION TECHNOLOGY		52,992,612

MATERIALS — 3.4%
Metals & Mining Industry — 1.4%
Yeong Guan Energy Technology Group Co., Ltd.	566,160	2,359,953
Plastic Industry — 2.0%
Nan Ya Plastics Corp.	1,661,000	3,477,916
TOTAL MATERIALS		5,837,869

TEXTILES — 0.9%
Textile Industry — 0.9%
Makalot Industrial Co., Ltd.	322,000	1,628,338
TOTAL TEXTILES		1,628,338

WHOLESALE AND RETAIL — 2.1%
Trading and Consumers' Goods Industry — 2.1%
President Chain Store Corp.	457,000	3,558,834
TOTAL WHOLESALE AND RETAIL		3,558,834
TOTAL COMMON STOCKS
(Cost — $164,186,258)		167,113,521
TOTAL INVESTMENTS — 97.6%
(Cost — $164,186,258)		167,113,521
OTHER ASSETS AND LIABILITIES, NET—2.4%		4,048,466
NET ASSETS—100.0%		171,161,987

Legend:
US $– United States dollar
*	Non-income producing

The accompanying notes are an integral part of the schedule of investments.

Notes to Schedule of Investments (unaudited)
November 30, 2014

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to certain additional risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the NT Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, Republic of China accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon the sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$167,113,521	$—	$—	$167,113,521
Total	$167,113,521	$—	$—	$167,113,521

^	See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of November 30, 2014, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

Notes to Schedule of Investments (unaudited) (continued)
November 30, 2014

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted as of the trade date.

3.Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2014, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $164,186,258. Net unrealized appreciation of the Fund’s investment securities was $2,927,263 of which $12,737,942 related to appreciated investment securities and $9,810,679 related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	January 26, 2015

By:	/s/ William C. Cox
William C. Cox
Treasurer of The Taiwan Fund, Inc.

Date:	January 26, 2015